Average Annual Total Returns{- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund Retail PRO-06 - Fidelity Advisor Mortgage Securities Fund	Fidelity Mortgage Securities Fund Return Before Taxes Past 1 year	Fidelity Mortgage Securities Fund Return Before Taxes Past 5 years	Fidelity Mortgage Securities Fund Return Before Taxes Past 10 years	Fidelity Mortgage Securities Fund After Taxes on Distributions Past 1 year	Fidelity Mortgage Securities Fund After Taxes on Distributions Past 5 years	Fidelity Mortgage Securities Fund After Taxes on Distributions Past 10 years	Fidelity Mortgage Securities Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Mortgage Securities Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Mortgage Securities Fund After Taxes on Distributions and Sales Past 10 years	LB006 Past 1 year	LB006 Past 5 years	LB006 Past 10 years
Total	6.41%	2.55%	3.50%	5.27%	1.48%	2.43%	3.78%	1.47%	2.25%	6.35%	2.58%	3.15%